Schedule of Intangible Assets Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Intangiable assets, gross	$ 17,889	$ 18,189	$ 7,589
Intangiable assets, accumulated amortization	(3,963)	(2,978)	(2,302)
Intangiable assets, net	$ 13,926	$ 15,211	5,287
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years	15 years
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangiable assets, gross	$ 5,689	$ 5,689	7,289
Intangiable assets, accumulated amortization	(2,652)	(2,216)	(2,238)
Intangiable assets, net	$ 3,037	$ 3,473	5,051
Developed Technology Rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years	7 years
Developed Technology Rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years	10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangiable assets, gross	$ 11,900	$ 11,900	300
Intangiable assets, accumulated amortization	(1,145)	(458)	(64)
Intangiable assets, net	$ 10,755	$ 11,442	236
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years	12 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years	15 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangiable assets, gross	$ 300	$ 300
Intangiable assets, accumulated amortization	(166)	(68)
Intangiable assets, net	$ 134	$ 232
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years	2 years
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years 6 months	2 years 6 months
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year	1 year
Intangiable assets, gross		$ 300
Intangiable assets, accumulated amortization		(236)
Intangiable assets, net		$ 64